Income tax	12 Months Ended
Jun. 30, 2018
Income Tax
Income tax

22. Income tax

Argentine tax reform

 On December 27, 2017, the Argentine Congress approved the Tax Reform, through Law No. 27,430, which was enacted on December 29, 2017, and has introduced many changes to the income tax treatment applicable to financial income. The key components of the Tax Reform are as follows:

 Dividends: Tax on dividends distributed by argentine companies would be as follows: (i) dividends originated from profits obtained before fiscal year ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years of the Company ending June 30, 2019 and 2020 paid to argentine individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.

 Income tax: Corporate income tax would be gradually reduced to 30% for fiscal years commencing after January 1, 2018 through December 31, 2019, and to 25% for fiscal years beginning after January 1, 2020, inclusive.

 Presumptions of dividends: Certain facts will be presumed to constitute dividend payments, such as: i) withdrawals from shareholders, ii) shareholders private use of property of the company, iii) transactions with shareholders at values different from market values, iv) personal expenses from shareholders or shareholder remuneration without substance.

 Revaluation of assets: The regulation establishes that, at the option of the companies, tax revaluation of assets is permitted for assets located in Argentina and affected to the generation of taxable profits. The special tax on the amount of the revaluation depends on the asset, being (i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets. As of the date of these Financial Statements, the Group has not exercised the option. The gain generated by the revaluation is exempted according to article 291 of Law 27,430 and, the additional tax generated by the revaluation is not deductible.

 In addition, the argentine tax reform contemplates other amendments regarding the following matters: social security contributions, tax administrative procedures law, criminal tax law, tax on liquid fuels, and excise taxes, among others. As of the date of presentation of these Financial Statements, some aspects are pending regulation by the National Executive Power.

US tax reform

 In December 2017, a bill was passed to reform the Federal Taxation Law in the United States. The reform included a reduction of the corporate tax rate from 35% to 21%, for the tax years 2018 and thereafter. The reform has impact in certain subsidiaries of the Group in the United States.

 Israel tax reform

 In December 2016 the Israeli Government modified the income tax rate, generating a reduction from 25% to 24% for the 2017 calendar year and 23% for the 2018 calendar year onwards.

 The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

 The details of the provision for the Group’s income tax, is as follows:

	06.30.18	06.30.17	06.30.16
Current income tax	(496)	(793)	(628)
Deferred income tax	357	(1,920)	(5,173)
MPIT	(94)	-	16
Income tax	(233)	(2,713)	(5,785)

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	0% - 45%
Bermudas	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2018, 2017 and 2016:

	06.30.18	06.30.17	06.30.16
Tax calculated at the tax rates applicable to profits in the respective countries	(2,491)	(1,732)	(5,851)
Permanent differences:
Share of profit / (loss) of associates and joint ventures	156	37	485
Unrecognized tax loss carry-forwards (i)	(1,557)	(1,253)	(155)
Expiration of tax loss carry-forwards (iii)	(90)	(31)	-
Provision for unrecoverability of tax loss carry-forwards	(842)	-	-
MPIT expense	(94)	-	-
Changes in fair value of financial instruments and sale of shares (ii)	(346)	434	-
Change of tax rate (i)	4,947	396	(415)
Non-taxable profit	-	131	115
Non-deductible expenses	(8)	(670)	(253)
Others	92	(25)	289
Income tax from continuing operations	(233)	(2,713)	(5,785)

(i) Corresponds mainly to holding companies in the Operations Center in Israel.

(ii) As of June 30, 2018 corresponds to the effect of applying the changes in the tax rates applicable in accordance with the tax reform explained above, being Ps. 405 the effect of the rate change in US and Ps. 4,542 the effect of the rate change in Argentina. As of June 30, 2017 and 2016, the rate change was in Israel.

(iii) Corresponds mainly to Cresud.

 Deferred tax assets and liabilities of the Group as of June 30, 2018 and 2017 will be recovered as follows:

	06.30.18	06.30.17
Deferred income tax assets to be recovered after more than 12 months	7,373	7,249
Deferred income tax assets to be recovered within 12 months	1,526	431
Deferred income tax assets	8,899	7,680

	06.30.18	06.30.17
Deferred income tax liabilities to be recovered after more than 12 months	(33,463)	(19,522)
Deferred income tax liabilities to be recovered within 12 months	(320)	(9,652)
Deferred income tax liabilities	(33,783)	(29,174)
Total deferred income tax (liabilities) assets, net	(24,884)	(21,494)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2018 and 2017, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income (ii)	Reserve for changes of non-controlling interest	Deconsolidation (see Note 4 (l))	Use of tax loss carry-forwards	At the end
June 30, 2018
Assets
Trade and other payables	2,031	-	534	(588)	-	-	-	1,977
Tax loss carry-forwards	4,380	1	887	604	(15)	-	-	5,857
Others	1,269	-	599	(385)	-	(418)	-	1,065
Subtotal assets	7,680	1	2,020	(369)	(15)	(418)	-	8,899
Liabilities
Investment properties and property, plant and equipment	(24,652)	(14)	(6,862)	(232)	-	2,445	(63)	(29,378)
Trading properties	(99)	-	(73)	20	-	-	-	(152)
Biological assets	(150)	-	7	(16)	-	-	-	(159)
Trade and other receivables	(305)	-	-	(81)	-	-	-	(386)
Investments	(9)	-	(2)	(26)	-	-	-	(37)
Intangible assets	(2,682)	-	125	430	-	781	-	(1,346)
Inventories	(66)	-	(35)	11	-	-	-	(90)
Others	(1,211)	-	(1,354)	330	-	-	-	(2,235)
Subtotal liabilities	(29,174)	(14)	(8,194)	436	-	3,226	(63)	(33,783)
(Liabilities) / Assets, net	(21,494)	(13)	(6,174)	67	(15)	2,808	(63)	(24,884)

	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income (ii)	Reclassification of opening amounts	Use of tax loss carry-forwards	At the end
June 30, 2017
Assets
Trade and other payables	1,787	-	284	(40)	-	-	2,031
Tax loss carry-forwards	4,385	-	552	(386)	-	(171)	4,380
Others	1,245	(47)	139	(68)	-	-	1,269
Subtotal assets	7,417	(47)	975	(494)	-	(171)	7,680
Liabilities
Investment properties and property, plant and equipment	(21,060)	-	(1,948)	(1,703)	59	-	(24,652)
Trading properties	(120)	-	(24)	45	-	-	(99)
Biological assets	(176)	-	-	26	-	-	(150)
Trade and other receivables	(143)	(7)	-	(155)	-	-	(305)
Investments	(10)	-	1	-	-	-	(9)
Intangible assets	(2,860)	-	(312)	490	-	-	(2,682)
Inventories	(54)	-	(10)	(2)	-	-	(66)
Others	(949)	36	(122)	(176)	-	-	(1,211)
Subtotal liabilities	(25,372)	29	(2,415)	(1,475)	59	-	(29,174)
(Liabilities) / Assets, net	(17,955)	(18)	(1,440)	(1,969)	59	(171)	(21,494)

(i) Includes Ps. 6 for business combination (Note 4) and Ps. 12 for reclassification to assets held for sale (Note 34).

(ii) Includes a rate change effect of Ps. 4,947 (profit).

 Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years, while in Israel they do not expire. Tax loss carry forward in Bolivia expire within 3 years. Tax loss carry forwards in Brazil do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax losses up to a maximum of 30%

 As of June 30, 2018, the Group's recognized tax loss carry forward prescribed as follows:

Jurisdiction	06.30.18	Date of generation	Due date
Argentina	49	2014	2019
Argentina	77	2015	2020
Argentina	98	2016	2021
Argentina	141	2017	2022
Argentina	7,460	2018	2023
Bolivia	127	2017	2022
Bolivia	13	2017	2020
Bolivia	47	2018	2021
Brazil	973	2008-2018	Do not expire
Do not prescribe	1,404
Total cumulative tax loss carry-forwards	10,389

 The Group assesses the realizability of deferred income tax assets, by considering whether it is probable that some portion or all of the deferred income tax assets will not be realized. In order to make this assessment, Management considers the scheduled reversal of deferred income tax liabilities, projected business and tax planning strategies.

 Deferred tax assets from the Cresud, Company's management strategy for the recoverability of the recorded tax loss carryforward involves the purchase and / or development of fields in marginal or high-potential areas of appreciation and the periodic realization of those properties that are estimated to have reached their maximum appreciation potential. Additionally, a corporate reorganization is estimated where Cresud contributes the total of the remaining fields to a controlled company in the fiscal year 2023 through a taxable transaction. As of June 30, 2018, the estimated year of that transaction coincides with the statute of limitation of the tax loss carryforward Ps. (1,113).

 On this basis, it is estimated that as of June 30, 2018, all deferred tax assets and tax credits will be realized.

 The Group did not recognize deferred income tax assets (tax loss carry forwards) of Ps. 133,388 and Ps. 131,849 as of June 30, 2018 and 2017, respectively. Although management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

 The Group did not recognize deferred income tax liabilities of Ps. 1,722 and Ps. 1,792 as of June 30, 2018 and 2017, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liability.

 On June 30, 2018 and 2017, the Group recognized a deferred liability in the amount of Ps. 623 and Ps. 857, respectively, related to the potential future sale of one of its subsidiaries shares

 IDBD and DIC assess whether it is necessary to recognize deferred tax liabilities for the temporary differences arising in relation to its investments in subsidiaries; in this respect, IDBD, DIC and PBC estimate that if each of them is required to dispose of its respective holdings in subsidiaries, they would not be liable to income tax on the sale and, for such reason, they did not recognize the deferred tax liabilities related to this difference in these Consolidated Financial Statements.

The Group has assessed that the sale of Ispro is probable in the near future, so the corresponding deferred liability has been recognized in these Consolidated Financial statements. This investment does not comply with the requirements of IFRS 5 for classification as held for sale.